Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment, net consisted of the following:

	September 30, 2022	December 31, 2021
Pilot production equipment	$4,662	$4,041
Laboratory equipment	2,291	2,287
Leasehold improvements	3,509	3,439
Furniture, fixtures, and other equipment	207	242

Property and equipment, at cost	10,669	10,009
Less: accumulated depreciation	(6,845)	(5,799)

Property and equipment, net	$3,824	$4,210

Property and equipment, net consisted of the following as of December 31:

	2021	2020
Pilot production equipment	$4,041	$2,178
Lab equipment	2,287	2,313
Leasehold improvements	3,439	3,437
Construction in progress	—	1,550
Computers and software	157	152
Furniture and fixtures	85	85

	10,009	9,715
Less: accumulated depreciation and amortization	(5,799)	(4,464)

Total property and equipment, net	$4,210	$5,251